Banking Facilities (Details) - CMB Wing Lung Bank Limited [Member] - HKD ($)	Sep. 30, 2023	Sep. 30, 2022
Banking Facilities [Line Items]
Trade facility	$ 20,000,000
Utilized banking facilities	3,503,768	$ 2,931,934
Unutilized banking facilities	$ 16,496,232	$ 17,068,066